Borrowings - Reconciliation of EBITDA (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Loss before royalties, carbon tax and tax	R 37,250.0	R (856.3)	R (1,224.3)
Adjusted for:
Amortisation and depreciation	7,592.4	7,214.1	6,613.8
Interest income	(1,065.4)	(560.4)	(482.1)
Finance expense	3,151.8	3,302.5	3,134.7
Share-based payments	512.4	363.3	299.4
Loss/(gain) on financial instruments	2,450.3	6,015.1	(1,704.1)
(Gain)/loss on foreign exchange differences	255.0	(325.5)	(1,169.1)
Share of results of equity-accounted investees after tax	(1,699.8)	(721.0)	(344.2)
Change in estimates charged to profit or loss	(464.1)	88.9	(66.6)
Gain on disposal of property, plant and equipment	(98.8)	(76.6)	(60.2)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(121.4)	86.0	3,041.4
Gain on derecognition of borrowings and derivative instrument			(230.0)
Gain on acquisition		(1,103.0)
Loss on BTT early settlement	186.2
Restructuring costs	436.2	1,252.4	142.8
Transaction costs	138.6	447.8	402.5
Loss on settlement of convertible bond	1,506.7
Loss due to dilution of interst in joint operation	30.2
Income on settlement of legal dispute	(580.0)
Impact of IFRS 16	(147.7)	(131.7)
Occupational healthcare expense	52.3	(39.6)	15.4
Adjusted Earnings Before Interest Tax Depreciation And Amortisation	R 49,384.9	R 14,956.0	R 8,369.4